BORROWING COSTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Borrowing Costs [Abstract]
Disclosure of detailed information about borrowing costs [Text Block]
At the date of issuance of these consolidated financial statements, Arauco has capitalized financial interest related to the modernization and extension of Planta Arauco (MAPA).

	January – December
	2021	2020
	ThU.S.$	ThU.S.$
Property, plant and equipment capitalized cost
Property, plant and equipment capitalized interest cost rate	4.74%	4.61%
Amount of the capitalized interest cost, property, plant and equipment	80,789	40,530